WARRANTS - Movements in Warrants (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Warrants issued by arrival		20,112,493
Warrants exercised (in shares)		(17,009,291)
Warrants redeemed (in shares)		(711,536)
Beginning balance	2,391,666
Ending balance	2,391,666	2,391,666
At fair value | Level 3 | Warrants
Disclosure of fair value measurement of liabilities [line items]
Issues, fair value measurement, liabilities		$ 208,586,000
Change in fair value	$ (3,277,000)	(122,299,000)
Warrants exercised		(82,669,000)
Warrants redeemed		(7,000)
Financial liabilities, at fair value at beginning of period	3,611,417
Financial liabilities, at fair value at end of period	$ 334,000	$ 3,611,417